ACCOUNTING POLICIES (Tables)	12 Months Ended
Jan. 31, 2024
Accounting Policies [Abstract]
Schedule of estimated useful lives [Table Text Block]
Buildings	45 years
Furniture & fixtures	5 years
Computer equipment	3 years
Machinery & equipment	2-7 years
Leasehold improvements	shorter of the life of the improvement or the remaining life of the lease